Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
Debt consisted of the following:

	As of December 31,
	2024	2023

	(in thousands)
2023 Term Loans with principal payments due quarterly; final balance due on maturity date of July 20, 2028	$779,625	$804,938
Less: deferred financing costs	(4,142)	(5,298)
Total debt, net of deferred financing costs	775,483	799,640
Less: debt, current	(39,344)	(24,157)
Debt, noncurrent	$736,139	$775,483

Schedule of Maturities of Long-Term Debt
Aggregate maturities on debt (excluding the 2023 Revolving Facility) as of December 31, 2024 were as follows:

Amount
(in thousands)
Years ending December 31,
2025	$40,500
2026	40,500
2027	40,500
2028	658,125
Total future principal payments	$779,625